Note 6 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
Blanket Mine’s indigenisation shareholding percentages and facilitation loan balances
				Balance of facilitation loan #
$ 000's	Shareholding	NCI Recognised	NCI subject to facilitation loan	Dec, 31, 2018	Dec, 31 2017
NIEEF	16%	3.2%	12.8%	11,876	11,879
Fremiro	15%	3.0%	12.0%	11,466	11,504
Community Trust	10%	10.0%	—	—	—
BETS	10%	— *	— *	7,644	7,669
	51%	16.2%	24.8%	30,986	31,052

Disclosure of facilitation loans [text block]
Balance at January 1, 2017	31,460
Interest accrued	1,136
Dividends used to repay loans	(1,544)
Balance at December 31, 2017	31,052
Interest accrued	2,173
Dividends used to repay loans	(2,239)
Balance at December 31, 2018	30,986

Disclosure of movement in dividend loan [text block]
Total

Balance at January 1, 2017	3,000
Interest accrued	104
Dividends used to repay advance dividends	(500)
Balance at December 31, 2017	2,604
Interest accrued	174
Dividends used to repay advance dividends	(725)
Balance at December 31, 2018	2,053